RESTRUCTURING AND OTHER RELATED COSTS	12 Months Ended
Oct. 31, 2024
Restructuring and Related Activities [Abstract]
Restructuring and Other Related Costs Disclosure	RESTRUCTURING AND OTHER RELATED COSTS
Summary of Restructuring Plans. In fiscal years 2024 and 2023, we announced restructuring plans that were both designed to reduce costs and expenses in response to macroeconomic conditions. These actions impact all three of our business segments. The costs associated with these restructuring plans were not allocated to our business segments' results; however, each business segment will benefit from the future cost savings from these actions. When completed, the restructuring programs are expected to result in the reduction in annual cost of sales and operating expenses over the three business segments.
A summary of our aggregate liability related to both restructuring plans and the total restructuring expense since inception of those plans are shown in the table below:

	Workforce Reduction	Consolidation of Excess Facilities	Total
	(in millions)
Balance at October 31, 2022	$—	$—	$—
Income statement expense	33	13	46
Non-cash settlements	(1)	(8)	(9)
Cash payments	(1)	—	(1)
Balance at October 31, 2023	$31	$5	$36
Income statement expense	75	1	76
Non-cash settlements	(7)	(1)	(8)
Cash payments	(86)	(5)	(91)
Balance at October 31, 2024	$13	$—	$13

Total restructuring expense since inception of all plans			$122

Non-cash settlements include accelerated share-based compensation expense related to workforce reductions and accelerated depreciation expense of right-of-use and machinery and equipment assets related to the consolidation of excess facilities. The aggregate restructuring liability of $13 million at October 31, 2024, was recorded in other accrued liabilities on the consolidated balance sheet and reflects estimated future cash outlays.

A summary of the charges in the consolidated statement of operations resulting from the restructuring plans is shown below:

	Years Ended
	October 31,
	2024	2023
	(in millions)
Cost of products and services	$13	$11
Research and development	21	6
Selling, general and administrative	42	29
Total restructuring costs	$76	$46

Fiscal Year 2024 Plan ("FY24 Plan")

In the third quarter of fiscal year 2024, we initiated a new restructuring plan designed to further reduce costs and expenses in response to current macroeconomic conditions. The plan includes a reduction of our total headcount by approximately 500 regular employees, representing approximately 3 percent of our global workforce.

In connection with the FY24 Plan, we have recorded restructuring expenses of $72 million in fiscal year 2024. The costs associated with this workforce reduction include severance, accelerated share-based compensation expense and other personnel-related costs. The timing and scope of the workforce reductions will vary based on local legal requirements. While the majority of the workforce reduction was completed in fiscal year 2024, we expect to substantially complete the remaining restructuring activities by the end of the second quarter of fiscal year 2025.
A summary of the FY24 Plan activity is shown in the table below:

Workforce Reduction
(in millions)
Balance at October 31, 2023	$—
Income statement expense	72
Non-cash settlements	(7)
Cash payments	(54)
Balance at October 31, 2024	$11

Total restructuring expense since inception of FY24 Plan	$72

Non-cash settlements include accelerated share-based compensation expense related to workforce reductions.

Fiscal Year 2023 Plan ("FY23 Plan")

In the fourth quarter of fiscal year 2023, we initiated the restructuring plan designed to reduce costs and expenses in response to the macroeconomic conditions. The plan included a reduction of our total headcount by approximately 400 regular employees, representing approximately 2 percent of our global workforce, and the consolidation of our excess facilities, including some site closures.

In connection with the FY23 Plan, we recorded restructuring expenses of $4 million in 2024 and $46 million, in 2023. The restructuring plan expenses include severance, accelerated share-based compensation expense and other personnel costs associated with the workforce reduction. The consolidation of excess facilities includes accelerated depreciation expenses of right-of-use and machinery and equipment assets, and other facilities-related costs. The timing and scope of the workforce reductions will vary based on local legal requirements. While the majority of the workforce reduction was completed in 2024, we expect to substantially complete the remaining restructuring activities by the end of the first quarter of fiscal year 2025.

A summary of the FY23 Plan activity is shown in the table below:

	Workforce Reduction	Consolidation of Excess Facilities	Total
	(in millions)
Balance at October 31, 2022	$—	$—	$—
Income statement expense	33	13	46
Non-cash settlements	(1)	(8)	(9)
Cash payments	(1)	—	(1)
Balance at October 31, 2023	$31	$5	$36
Income statement expense	3	1	4
Non-cash settlements	—	(1)	(1)
Cash payments	(32)	(5)	(37)
Balance at October 31, 2024	$2	$—	$2

Total restructuring expense since inception of the FY23 Plan			$50

Non-cash settlements include accelerated share-based compensation expense related to workforce reductions and accelerated depreciation expense of right-of-use and machinery and equipment assets related to the consolidation of excess facilities.